Business, Liquidity and Summary of Significant Accounting Policies (Details 6) (Fair Value Liability For Price Adjustable Subscription Investment Unit, Level 3 Significant unobservable inputs, USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Fair Value Liability For Price Adjustable Subscription Investment Unit | Level 3 Significant unobservable inputs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 4
Expiration of unexercised units	(4)
Ending balance
Exercise Price [Roll Forward]
Balance at December 31, 2013	$ 0.89
Ending balance
Stock Price [Roll Forward]
Balance at December 31, 2013	$ 0.89
Ending balance
Volatility [Roll Forward]
Balance at December 31, 2013	115.00%
Ending balance
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)	2 months 12 days
Risk Free [Roll Forward]
Balance at December 31, 2013
Ending balance